Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Strategic Trust
Entity Central Index Key	0001873280
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
c000242877
Shareholder Report [Line Items]
Fund Name	Running Oak Efficient Growth ETF
Trading Symbol	RUNN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Running Oak Efficient Growth ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.runningoaketfs.com/fund. You can also request this information by contacting us at 1-855-833-4222.
Additional Information Phone Number	1-855-833-4222
Additional Information Website	https://www.runningoaketfs.com/fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Running Oak Efficient Growth ETF	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58% [1]
AssetsNet	$ 385,968,706
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,078,091
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$385,968,706
Number of Portfolio Holdings	54
Advisory Fee	$1,078,091
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.0%
Communications	1.9%
Information Technology	1.9%
Materials	3.5%
Consumer Discretionary	9.0%
Financials	9.4%
Health Care	14.4%
Technology	21.9%
Industrials	36.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Roper Technologies, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Alcon, Inc.	1.9%
Intuit, Inc.	1.9%
CACI International, Inc.	1.9%
Intercontinental Exchange, Inc.	1.9%
Broadridge Financial Solutions, Inc.	1.9%
Arthur J. Gallagher & Company	1.9%
Franklin Electric Company, Inc.	1.9%
Marsh & McLennan Companies, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

[1]	Annualized